RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
ROMAN DBDR TECH ACQUISITION CORP.
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Amendment 1

The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants (collectively, with the Public Warrants, the “Warrants”) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender offer or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of stock, all holders of the Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).

On April 12, 2021, the staff of the Division of Corporation Finance of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement, dated as of November 5, 2020, between the Company and Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent (the “Warrant Agreement”).

In further consideration of the SEC Statement, the Company’s management further evaluated the Warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants are not indexed to the

Company’s common stock in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the tender offer provision fails the “classified in stockholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the Warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Warrants at the end of each reporting period as well as re-evaluate the treatment of the warrants (including on November 10, 2020 and December 31, 2020) and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

	As
	Previously		As
	Restated	Adjustments	Restated
Balance sheet as of November 10, 2020 (audited)
Warrant Liability	$—	$22,547,500	$22,547,500
Class A Common Stock Subject to Possible Redemption	212,828,471	(22,547,500)	190,280,971
Class A Common Stock	113	222	335
Additional Paid-in Capital	4,999,970	1,303,608	6,303,578
Accumulated Deficit	(712)	(1,303,830)	(1,304,542)

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$27,455,162	$27,455,162
Class A Common Stock Subject to Possible Redemption	224,050,680	(27,455,162)	195,595,518
Common Stock	119	270	389
Additional Paid-in Capital	5,164,409	5,175,301	10,339,710
Accumulated Deficit	(165,106)	(5,175,571)	(5,340,677)
Stockholders’ Equity	5,000,001	4	5,000,005

Statement of Operations for the Period from August 21, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(4,460,862)	$(4,460,862)
Transaction costs associated with Initial Public Offering	—	(714,710)	(714,710)
Net loss	(165,106)	(5,175,572)	(5,340,678)
Weighted average shares outstanding, Common stock subject to possible redemption	21,828,647	(2,303,331)	19,525,316
Basic and diluted net income per share, Common stock subject to possible redemption	0.00	—	0.00
Weighted average shares outstanding, Common stock	6,078,552	939,759	7,018,311
Basic and diluted net loss per share, Common stock	(0.03)	(0.73)	(0.76)
Cash Flow Statement for the Period from August 21, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(165,106)	$(5,175,572)	$(5,340,678)
Change in fair value of warrant liability	—	(4,460,862)	(4,460,862)
Transaction costs associated with Initial Public Offering	—	(714,710)	(714,710)
Initial classification of Class A common stock subject to possible redemption	224,215,068	(23,644,544)	200,570,524
Change in value of Class A common stock subject to possible redemption	(164,388)	(3,810,618)	(3,975,006)

Amendment 2

In connection with the preparation of the Company's condensed financial statements as of September 30, 2021, management identified errors made in its historical financial statements where, at the closing of the Company's Initial Public Offering, the Company improperly valued its Class A common stock subject to possible redemption. The Company previously determined the Class A common stock subject to possible redemption to be equal to the redemption value, while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Public Shares underlying the Units issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company's control. Therefore, management concluded that temporary equity should include all shares of Class A common stock subject to possible redemption, resulting in the Class A common stock subject to possible redemption being equal to their redemption value. As a result, management has noted a classification error related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A common stock.

In connection with the change in presentation for the Class A common stock subject to possible redemption, the Company also restated its income (loss) per common share calculation to allocate net income (loss) evenly to Class A and Class B common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock share pro rata in the income (loss) of the Company.

There has been no change in the Company's total assets, liabilities or operating results.

	As
	Previously		As
	Restated	Adjustment	Restated
Balance Sheet as of November 10, 2020 (audited)
Common stock subject to possible redemption	$190,280,971	$34,119,029	$224,400,000
Common stock	$335	$(335)	$—
Additional paid-in capital	$6,303,578	$(6,303,578)	$—
Accumulated deficit	$(1,304,542)	$(27,815,116)	$(29,119,658)
Total Stockholders’ Equity (Deficit)	$5,000,004	$(34,119,029)	$(29,119,025)

Balance Sheet as of December 31, 2020 (audited)
Common stock subject to possible redemption	$196,595,514	$39,595,686	$236,191,200
Common stock	$389	$(389)	$—
Additional paid-in capital	$10,339,715	$(10,339,715)	$—
Accumulated deficit	$(5,340,678)	$(29,255,581)	$(34,596,259)
Total Stockholders’ Equity (Deficit)	$5,000,005	$(39,595,684)	$(34,595,681)

Statement of Changes in Stockholders’ Equity (Deficit) for the Period from August 21, 2020 (Inception) Through December 31, 2020 (Audited)
Sale of 23,156,000 Units, net of underwriting discounts and offering expenses	206,911,197	(206,911,197)	—
Common stock subject to redemption	196,595,514	(196,595,514)	—
Accretion for Class A common stock to redemption amount	—	(29,279,949)	(29,279,949)

Statement of Cash Flows for the Three Months Ended December 31, 2020 (Unaudited)
Initial classificiation of Class A common stock subject to possible redemption	224,215,068	11,976,132	236,191,200

	As Previously		As
	Restated	Adjustment	Restated
Statement of Operations for the Period from August 14, 2020 (Inception) Through December 31, 2020 (Audited)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption, Adjustment, Class A common stock	21,828,647	(2,578,538)	19,250,109
Basic and diluted net income per share, Class A common stock subject to possible redemption, Adjustment, Class A common stock	$—	$—	$—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock, Adjustment, Class A common stock	6,078,552	(476,824)	5,601,728
Basic and diluted net loss (income) per share, Non-redeemable common stock, Adjustment, Class A common stock	$(0.88)	$0.67	$(0.21)

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s financial statements as of September 30, 2021, management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering, the Company improperly valued its Class A common stock subject to possible redemption. The Company previously determined the Class A common stock subject to possible redemption to be equal to the redemption value of $10.00 per share of Class A common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Class A common stock issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all shares of Class A common stock subject to possible redemption, resulting in the Class A common stock subject to possible redemption being equal to their redemption value. As a result, management has noted a reclassification error related to temporary equity and permanent equity. This resulted in a restatement of the initial carrying value of the Class A common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A common stock.

The impact of the restatement on the Company’s financial statements is reflected in the following table.

	As Previously
	Reported	Adjustment	As Restated
Balance Sheet as of November 10, 2020 (audited)
Common stock subject to possible redemption	$190,280,971	$34,119,029	$224,400,000
Common stock	$335	$(335)	$—
Additional paid-in capital	$6,303,578	$(6,303,578)	$—
Accumulated deficit	$(1,304,542)	$(27,815,116)	$(29,119,658)
Total Stockholders’ Equity (Deficit)	$5,000,004	$(34,119,029)	$(29,119,025)

Balance Sheet as of December 31, 2020 (audited)
Common stock subject to possible redemption	$196,595,514	$39,595,686	$236,191,200
Common stock	$389	$(389)	$—
Additional paid-in capital	$10,339,715	$(10,339,715)	$—
Accumulated deficit	$(5,340,678)	$(29,255,581)	$(34,596,259)
Total Stockholders’ Equity (Deficit)	$5,000,005	$(39,595,684)	$(34,595,681)

Balance Sheet as of March 31, 2021 (Unaudited)
Common stock subject to possible redemption	$205,526,716	(30,664,484)	236,191,200
Common Stock	$301	(301)	—
Additional paid-in capital	$1,408,601	(1,408,601)	—
Accumulated deficit	$3,590,522	(29,255,581)	(25,665,059)
Total Stockholders’ Equity (Deficit)	$5,000,003	(30,664,483)	(25,664,480)

Balance Sheet as of June 30, 2021 (Unaudited)
Common stock subject to possible redemption	$183,871,069	52,320,131	236,191,200
Common Stock	$513	(513)	—
Additional paid-in capital	$23,064,036	(23,064,036)	—
Accumulated deficit	$(18,065,118)	(29,255,581)	(47,320,699)
Total Stockholders’ Equity (Deficit)	$5,000,010	(52,320,131)	(47,320,121)

Statement of Changes in Stockholders’ Equity (Deficit) for the Period from August 21, 2020 (Inception) Through December 31, 2020 (Audited)
Sale of 23,156,000 Units, net of underwriting discounts and offering expenses	206,911,197	(206,911,197)	—
Common stock subject to redemption	196,595,514	(196,595,514)	—
Accretion for Class A common stock to redemption amount	—	(29,279,949)	(29,279,949)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended March 31, 2021 (Unaudited)
Accretion for Class A common stock to redemption amount	—	—	—
Total Stockholders’ Equity (Deficit)	(34,595,681)	8,931,200	(25,664,481)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended June 30, 2021 (Unaudited)
Change in value of common stock subject to redemption	21,655,640	(21,655,640)	—
Accretion for Class A common stock to redemption amount	—	—	—
Total Stockholders’ Equity (Deficit)	(25,664,481)	(21,655,640)	(47,320,121)

Statement of Cash Flows for the Three Months Ended December 31, 2020 (Unaudited)
Initial classificiation of Class A common stock subject to possible redemption	224,215,068	11,976,132	236,191,200

Statement of Cash Flows for the Three Months Ended March 31, 2021 (Unaudited)
Initial classificiation of Class A common stock subject to possible redemption	—	—	—

Statement of Cash Flows for the Six Months Ended June 30, 2021 (Unaudited)
Initial classificiation of Class A common stock subject to possible redemption	8,931,202	(8,931,202)	—

	As Previously		As
	Reported	Adjustment	Restated
Statement of Operations for the Period from August 14, 2020 (Inception) Through December 31, 2020 (Audited)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption, Adjustment, Class A common stock	21,828,647	(2,578,538)	19,250,109
Basic and diluted net income per share, Class A common stock subject to possible redemption, Adjustment, Class A common stock	$—	$—	$—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock, Adjustment, Class A common stock	6,078,552	(476,824)	5,601,728
Basic and diluted net loss (income) per share, Non-redeemable common stock, Adjustment, Class A common stock	$(0.88)	$(0.08)	$(0.96)

Statement of Operations for the Three Months Ended March 31, 2021
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	20,149,678	2,231,858	22,381,536
Basic and diluted net income (loss) per share, Class A common stock subject to possible redemption	$—	$0.32	$0.32
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	9,670,930	(3,881,930)	5,789,000

Statement of Operations for the Three Months Ended June 30, 2021
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	20,149,678	2,231,858	22,381,536
Basic and diluted net income per share, Class A common stock subject to possible redemption	$—	$(0.77)	$(0.77)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	8,795,322	(3,006,322)	5,789,000
Basic and diluted net loss (income) per share, Non-redeemable common stock	$(2.46)	$1.69	$(0.77)

Statement of Operations for the Six Months Ended June 30, 2021
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	19,714,293	2,667,243	22,381,536
Basic and diluted net income per share, Class A common stock subject to possible redemption	$—	$(0.45)	$(0.45)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	9,230,707	(3,441,707)	5,789,000
Basic and diluted net income (loss) per share, Non-redeemable common stock	$(1.38)	$0.93	$(0.45)